PINNACLE MULTI-STRATEGY CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	CLOSED END FUNDS — 1.2%
	COMMODITY - 1.2%
6,310	Sprott Physical Gold Trust(a)	$ 190,373
9,070	Sprott Physical Silver Trust(a)	171,151
		361,524

	TOTAL CLOSED END FUNDS (Cost $421,251)	361,524

	EXCHANGE-TRADED FUNDS — 83.2%
	ALTERNATIVE - 0.5%
2,880	Fidelity Ethereum Fund(a)	45,331
3,535	Fidelity Solana Fund	30,613
1,520	Fidelity Wise Origin Bitcoin Fund(a)	77,596
		153,540
	COMMODITY - 0.6%
3,900	Aberdeen Standard Physical Palladium Shares ETF(a)	86,112
3,475	Amplify Junior Silver Miners ETF	90,072
		176,184
	EQUITY - 80.2%
2,225	First Trust Cloud Computing ETF(a)	299,396
10,965	First Trust Morningstar Dividend Leaders Index Fund	533,557
3,555	First Trust NASDAQ Cybersecurity ETF	319,417
1,140	Global X Silver Miners ETF	88,304
2,480	Invesco QQQ Trust Series 1 ETF	1,826,272
4,220	Invesco Russell 1000 Equal Weight ETF, USD Class	250,051
1,175	Invesco S&P 500 Equal Weight ETF	250,005
26,790	Invesco S&P 500 Top 50 ETF	1,640,352
2,880	iShares Expanded Tech-Software Sector ETF	260,928
4,465	iShares Russell 2000 ETF	1,341,509
1,320	iShares U.S. Aerospace & Defense ETF	319,994

PINNACLE MULTI-STRATEGY CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 83.2% (Continued)
	EQUITY - 80.2% (Continued)
164,685	Pinnacle Focused Opportunities ETF(b)	$ 7,383,817
2,300	SPDR S&P Biotech ETF	363,975
2,450	SPDR S&P Metals & Mining ETF	261,979
1,565	Sprott Uranium Miners ETF, USD Class	82,303
5,430	State Street Consumer Discretionary Select Sector SPDR ETF	636,830
10,845	State Street SPDR Portfolio S&P 500 Growth ETF	1,290,447
7,120	State Street SPDR S&P 500 ETF Trust	5,317,003
885	State Street SPDR S&P Oil & Gas Exploration & Production ETF	136,520
3,275	State Street Technology Select Sector SPDR ETF	623,953
7,950	State Street Utilities Select Sector SPDR ETF	360,453
1,275	VanEck Agribusiness ETF	100,980
1,145	VanEck Gold Miners ETF	86,390
865	VanEck Junior Gold Miners ETF	84,986
5,580	VanEck Steel ETF	549,128
		24,408,549
	MIXED ALLOCATION - 1.9%
39,460	Arrow Dow Jones Global Yield ETF	562,301

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,118,963)	25,300,574

	SHORT-TERM INVESTMENTS — 15.6%
	MONEY MARKET FUNDS - 15.6%
4,726,021	First American Government Obligations Fund, Class X, 3.56% (Cost $4,726,021)(c)	4,726,021

	TOTAL INVESTMENTS - 100.0% (Cost $26,266,235)	$ 30,388,119
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(7,129)
	NET ASSETS - 100.0%	$ 30,380,990

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Affiliated Security.
(c)	Rate disclosed is the seven-day effective yield as of June 30, 2026.